Retirement benefit plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Obligation [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (17,942)	SFr (14,278)	SFr (11,596)
Fair value of plan assets	12,277	9,352	7,798
Total liability	(5,665)	(4,926)	(3,798)
Defined Benefit Plan [Member]
Net pension cost in statement of income [Abstract]
Service cost	1,095	912	742
Interest cost	100	81	75
Interest income	(65)	(55)	(56)
Net pension cost	1,130	938	761
Defined Benefit Plan [Member] | Defined Benefit Obligation [Member]
Net pension cost in statement of income [Abstract]
Service cost	1,095	912	742
Interest cost	SFr 100	SFr 81	SFr 75
Employee [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	47.00%
Employer [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	53.00%